SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Severance pay:
Severance expenses	$ 246	$ 295	$ 370
Revenue recognition:
Number of categories into which Company reports its revenue | item	2
Goodwill and Intangible assets:
Impairment charge